Supplement dated April 12, 2010
to the Statement of Additional Information

Dated February 26, 2010
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Bond Fund
Van Kampen Global Tactical Asset Allocation Fund

Dated January 29, 2010
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund

VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
VAN KAMPEN GOVERNMENT SECURITIES FUND

Dated December 30, 2009
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund
Van Kampen Core Growth Fund
Van Kampen Equity Premium Income Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Technology Fund

VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund

VAN KAMPEN CORPORATE BOND FUND
VAN KAMPEN HIGH YIELD FUND

VAN KAMPEN RETIREMENT STRATEGY FUND,
on behalf of its series,
Van Kampen 2010 Retirement Strategy Fund
Van Kampen 2015 Retirement Strategy Fund
Van Kampen 2020 Retirement Strategy Fund
Van Kampen 2025 Retirement Strategy Fund
Van Kampen 2030 Retirement Strategy Fund
Van Kampen 2035 Retirement Strategy Fund
Van Kampen 2040 Retirement Strategy Fund
Van Kampen 2045 Retirement Strategy Fund
Van Kampen 2050 Retirement Strategy Fund
Van Kampen In Retirement Strategy Fund

Dated October 30, 2009
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen American Value Fund
Van Kampen Emerging Markets Fund
Van Kampen Equity Growth Fund
Van Kampen Global Equity Allocation Fund
Van Kampen Global Franchise Fund
Van Kampen Global Value Equity Fund

VAN KAMPEN TAX FREE MONEY FUND
VAN KAMPEN CAPITAL GROWTH FUND

Dated September 30, 2009
VAN KAMPEN MONEY MARKET FUND

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund
Van Kampen Core Equity Fund
Van Kampen Global Growth Fund
Van Kampen Leaders Fund
Van Kampen Mid Cap Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Utility Fund
Van Kampen Value Opportunities Fund

Dated April 30, 2009
VAN KAMPEN COMSTOCK FUND
VAN KAMPEN ENTERPRISE FUND
VAN KAMPEN EQUITY AND INCOME FUND
VAN KAMPEN HARBOR FUND
VAN KAMPEN LIMITED DURATION FUND
VAN KAMPEN REAL ESTATE SECURITIES FUND

VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
Van Kampen U.S. Mortgage Fund

The Statement of Additional Information is hereby supplemented as follows:

The second and third sentences of the paragraph in the section entitled “Shareholder Services – Share Certificates” are hereby deleted in their entirety and replaced with the following:

With respect to share certificates previously issued by the Fund, a shareholder will be required to surrender such certificates upon an exchange or redemption of the shares represented by the certificate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VKSAISPT 4/10